Goodwill and Intangible Assets	12 Months Ended
Dec. 26, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The following table presents the change in goodwill for our single reporting unit during the periods presented (in thousands):

Balance as of December 27, 2014	$60,635
Effect of currency translation	(2,004)
Balance as of December 26, 2015	$58,631

The following table presents the detail of intangible assets for the periods presented (dollars in thousands):

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Life (Years)
December 26, 2015
Indefinite lived intangibles	$242	$—	$242	N/A
Trademarks and trade names	4,417	(4,133)	284	3.5
Proprietary software	4,751	(3,802)	949	1.6
Website	50	(44)	6	0.6
Training materials	30	(30)	—	0.0
Non-compete agreements	130	(111)	19	1.6
Leasehold interests	170	(86)	84	3.4
Caregiver relationships	285	(285)	—	0.0
Customer relationships	8,782	(6,977)	1,805	3.1
Total	$18,857	$(15,468)	$3,389

December 27, 2014
Indefinite lived intangibles	$242	$—	$242	N/A
Trademarks and trade names	4,481	(3,377)	1,104	2.0
Proprietary software	4,942	(3,351)	1,591	2.5
Website	50	(34)	16	1.6
Training materials	30	(20)	10	1.0
Non-compete agreements	137	(94)	43	2.0
Leasehold interests	170	(61)	109	4.4
Caregiver relationships	312	(252)	60	0.7
Customer relationships	8,857	(4,967)	3,890	2.9
Total	$19,221	$(12,156)	$7,065

Amortization expense was $3.6 million and $4.2 million for the fiscal years ended December 26, 2015 and December 27, 2014, respectively. Of these amounts $2.9 million and $3.4 million was classified as a component of depreciation and amortization, and $0.7 million and $0.8 million was classified as a component of cost of revenue in the consolidated statements of operations for the fiscal years ended December 26, 2015 and December 27, 2014, respectively.
As of December 26, 2015, the estimated future amortization expense related to current intangible assets for future fiscal years was as follows (in thousands):

2016	$1,951
2017	547
2018	202
2019	145
2020	96
Thereafter	206
Total	$3,147